Balances and Transactions with Related Parties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) People	Dec. 31, 2023 USD ($) People
Disclosure of transactions between related parties [abstract]
Payroll and related expenses to Related parties employed in the Company	$ 735	$ 749	[1]
Granting of equity compensation to Related parties employed in the Company	$ 817	$ 818
Number of people to whom the benefit applies | People	1	1
Compensation for directors who are not employed in the Company	$ 503	$ 552
Number of people to whom the benefit applies | People	7	8
Granting of equity compensation to directors who are not employed in the Company	$ 378	$ 216
Number of people to whom the benefit applies | People	7	1

[1]	Including bonus for outstanding performance.